CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (USD $)	Total	Ordinary shares	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income (loss)	Noncontrolling interest
Balance at Dec. 31, 2010	$ 1,173,647,092	$ 39,641	$ 642,829,691	$ 519,770,631	$ 11,007,129
Balance (in shares) at Dec. 31, 2010		3,964,085,354
Increase (Decrease) in Stockholders' Equity
Share-based compensation	7,958,434		7,958,434
Vesting of restricted shares to employees	173	173
Vesting of restricted shares to employees (in shares)		17,320,908
Issuance of ordinary shares pursuant to share option plan	156,048	9	156,039
Issuance of ordinary shares pursuant to share option plan (in shares)		865,100
Net loss	(37,820,242)			(37,820,093)		(149)
Capital contribution from non-controlling interests	200,001					200,001
Foreign currency translation adjustments, net of nil tax	1,183,743				1,183,743
Balance at Dec. 31, 2011	1,145,325,249	39,823	650,944,164	481,950,538	12,190,872	199,852
Balance (in shares) at Dec. 31, 2011		3,982,271,362
Increase (Decrease) in Stockholders' Equity
Share-based compensation	5,999,427		5,999,427
Vesting of restricted shares to employees	110	110
Vesting of restricted shares to employees (in shares)		11,035,457
Net loss	(266,555,527)			(266,555,392)		(135)
Foreign currency translation adjustments, net of nil tax	(2,984,550)				(2,984,550)
Balance at Dec. 31, 2012	881,784,709	39,933	656,943,591	215,395,146	9,206,322	199,717
Balance (in shares) at Dec. 31, 2012	3,993,306,819	3,993,306,819
Increase (Decrease) in Stockholders' Equity
Share-based compensation	5,667,846		5,667,846
Vesting of restricted shares to employees	107	107
Vesting of restricted shares to employees (in shares)		10,749,320
Issuance of ordinary shares pursuant to share option plan	922,556	83	922,473
Issuance of ordinary shares pursuant to share option plan (in shares)		8,320,750
Return of ordinary shares under share lending facility		(4,073)	4,073
Return of ordinary shares under share lending facility (in shares)		(407,319,400)
Net loss	(72,235,840)			(72,025,935)		(209,905)
Capital contribution from non-controlling interests	342,196					342,196
Acquisition of non-controlling interest	(200,000)		(150,071)			(49,929)
Foreign currency translation adjustments, net of nil tax	6,197,195				6,196,609	586
Balance at Dec. 31, 2013	$ 822,478,769	$ 36,050	$ 663,387,912	$ 143,369,211	$ 15,402,931	$ 282,665
Balance (in shares) at Dec. 31, 2013	3,605,057,489	3,605,057,489